Revenue (Tables)	12 Months Ended
Jan. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule Of Disaggregation of Revenue
The following table disaggregates revenue by major geographic region:

	Year Ended January 31,
(in thousands)	2022	2021	2020
United States	$55,993	$61,471	$54,857
Canada	9,370	15,910	16,678
Rest of world	65,846	35,787	24,201
Total revenue	$131,209	$113,168	$95,736

Schedule of Deferred Commissions	As of January 31, 2022 and 2021, deferred commissions consisted of the following:

	January 31,
(in thousands)	2022	2021
Deferred commission, current	$1,375	$1,030
Deferred commission, non-current	1,083	1,697
Total deferred commission	$2,458	$2,727